Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000134182
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	RQEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$238	2.20%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Dynamic Allocation Fund
Without Load	16.54%	2.99%	0.63%
With Load	9.79%	1.78%	0.03%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI World Index	32.43%	13.04%	10.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 33,006,376	$ 33,006,376
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 289,525
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,006,376
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$289,525
Portfolio Turnover	127%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

C000145676
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	RQECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$302	2.80%

Expenses Paid, Amount	$ 302
Expense Ratio, Percent	2.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 17, 2014)
RESQ Dynamic Allocation Fund	15.88%	2.37%	0.29%
MSCI World Index	32.43%	13.04%	10.69%
S&P 500® Index	36.35%	15.98%	13.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 17, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 33,006,376	$ 33,006,376
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 289,525
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,006,376
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$289,525
Portfolio Turnover	127%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

C000134183
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class I
Trading Symbol	RQEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$195	1.80%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Dynamic Allocation Fund	17.05%	3.37%	1.02%
MSCI World Index	32.43%	13.04%	10.07%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 33,006,376	$ 33,006,376
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 289,525
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,006,376
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$289,525
Portfolio Turnover	127%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

C000134180
Shareholder Report [Line Items]
Fund Name	RESQ Strategic Income Fund
Class Name	Class A
Trading Symbol	RQIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$234	2.20%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Strategic Income Fund
Without Load	12.90%	-1.89%	-1.85%
With Load	7.52%	-2.83%	-2.33%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 27,901,227	$ 27,901,227
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount	$ 210,003
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,901,227
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$210,003
Portfolio Turnover	296%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	79.3%
Money Market Funds	20.7%

C000145675
Shareholder Report [Line Items]
Fund Name	RESQ Strategic Income Fund
Class Name	Class C
Trading Symbol	RQICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$297	2.80%

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	2.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 17, 2014)
RESQ Strategic Income Fund	12.14%	-2.49%	-2.46%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.70%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 17, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 27,901,227	$ 27,901,227
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount	$ 210,003
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,901,227
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$210,003
Portfolio Turnover	296%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	79.3%
Money Market Funds	20.7%

C000134181
Shareholder Report [Line Items]
Fund Name	RESQ Strategic Income Fund
Class Name	Class I
Trading Symbol	RQIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$192	1.80%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Strategic Income Fund	13.19%	-1.51%	-1.43%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 27,901,227	$ 27,901,227
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount	$ 210,003
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,901,227
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$210,003
Portfolio Turnover	296%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	79.3%
Money Market Funds	20.7%